UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Sleep, Zakaria & CO Ltd.

Address:  1A, Burnsall Street
          London, SW3 3SR
          United Kingdom

13F File Number: 28-12054

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Qais Zakaria
Title:  Director
Phone:  +44 207 101 1960


Signature, Place and Date of Signing:


/s/ Qais Zakaria           London, United Kingdom           April 28, 2008
-------------------     ---------------------------      --------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       _____1______

Form 13F Information Table Entry Total:  _____18______

Form 13F Information Table Value Total: $___633,506___
                                         (thousands)


List of Other Included Managers:

No.               Form 13F          File Number

1                 28-12449          The Nomad Investment Partnership L.P.


                                                    FORM 13F INFORMATION TABLE
                                                     Sleep, Zakaria & CO Ltd.
                                                          March 31, 2008


COLUMN 1                    COLUMN  2       COLUMN 3     COLUMN 4      COLUMN 5        COLUMN 6       COLUMN 7       COLUMN 8

                                                         VALUE    SHRS OR   SH/ PUT/   INVESTMENT      OTHER      VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS  CUSIP       (X$1000)  PRN AMT   PRN CALL   DISCRETION     MANAGERS  SOLE  SHARED   NONE
COSTCO WHSL CORP NEW        COM             22160K 10 5  120,195  1,850,000 SH         SHARED-DEFINED   1        0   1,850,000  0
AMAZON COM INC              COM             023135 10 6  149,730  2,100,000 SH         SHARED-DEFINED   1        0   2,100,000  0
DELL INC                    COM             24702R 10 1   19,920  1,000,000 SH         SHARED-DEFINED   1        0   1,000,000  0
FLEETWOOD ENTERPRISES INC   COM             339099 10 3   18,196  3,955,688 SH         SHARED-DEFINED   1        0   3,955,688  0
FORD MTR CO DEL             COM PAR $0.01   345370 86 0    8,580  1,500,000 SH         SHARED-DEFINED   1        0   1,500,000  0
LIBERTY GLOBAL INC          COM SER A       530555 10 1   47,712  1,400,000 SH         SHARED-DEFINED   1        0   1,400,000  0
LIBERTY GLOBAL INC          COM SER C       530555 30 9    6,548    201,591 SH         SHARED-DEFINED   1        0     201,591  0
BROOKFIELD HOMES CORP       COM             112723 10 1   14,839    883,273 SH         SHARED-DEFINED   1        0     883,273  0
DISCOVERY HOLDING CO        CL A COM        25468Y 10 7   14,975    705,691 SH         SHARED-DEFINED   1        0     705,691  0
BERKSHIRE HATHAWAY INC DEL  CL A            084670 10 8   66,700        500 SH         SHARED-DEFINED   1        0         500  0
SEARS HLDGS CORP            COM             812350 10 6   26,033    255,000 SH         SHARED-DEFINED   1        0     255,000  0
MOHAWK INDS INC             COM             608190 10 4   43,682    610,000 SH         SHARED-DEFINED   1        0     610,000  0
SONY CORP                   ADR NEW         835699 30 7   10,018    250,000 SH         SHARED-DEFINED   1        0     250,000  0
M D C HLDGS INC             COM             552676 10 8   18,163    414,786 SH         SHARED-DEFINED   1        0     414,786  0
UMPQUA HLDGS CORP           COM             904214 10 3   27,918  1,800,000 SH         SHARED-DEFINED   1        0   1,800,000  0
MBIA INC                    COM             55262C 10 0   24,440  2,000,000 SH         SHARED-DEFINED   1        0   2,000,000  0
MGIC INVT CORP WIS          COM             552848 10 3    4,528    430,000 SH         SHARED-DEFINED   1        0     430,000  0
WASHINGTON MUT INC          COM             939322 10 3   11,330  1,100,000 SH         SHARED-DEFINED   1        0   1,100,000  0

                                                         633,506




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